Financial Instruments - Total Short-term and Long-term Investments (Details) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Financial Instruments [Abstract]
Trading securities		$ 19	$ 0
Available-for-sale debt and equity securities		17,493	14,567
Held-to-maturity debt securities		1,138	688
Total Short-term investments	[1]	18,650	15,255
Trading securities		340	325
Available-for-sale debt and equity securities		6,264	6,049
Held-to-maturity debt securities		4	7
Private equity investments carried at equity-method or cost		408	735
Total Long-term investments	[1]	7,015	$ 7,116
Held-to-maturity cash equivalents		$ 719

[1]	Amounts may not add due to rounding.